Derivative Instruments	12 Months Ended
Dec. 31, 2022
15. Derivative Instruments
Derivative Instruments
15.

DERIVATIVE

INSTRUMENTS
Derivative assets and liabilities relating to the foregoing categories consisted of the following:
Derivative Assets Derivative Liabilities
As at December 31 December 31 December 31 December 31
millions of dollars 2022 2021 2022 2021
Regulatory deferral:

Commodity swaps and forwards
$

186 $

146 $

42 $

16

FX forwards

18

7

1

8

Physical natural gas purchases and sales

52

88 -

-

256

241

43

24
HFT derivatives:

Power swaps and physical contracts

89

33

77

32

Natural gas swaps, futures, forwards, physical

contracts

340

208

1,224

818

429

241

1,301

850
Other derivatives:

Equity derivatives

-

11

5 -

FX forwards

5 -

23 -

5

11

28 -

Total gross current derivatives

690

493

1,372

874
Impact of master netting agreements:

Regulatory deferral
(18) (4) (18) (4)

HFT derivatives
(276) (188) (276) (188)
Total impact of master netting agreements (294) (192) (294) (192)
Total derivatives $

396 $

301 $

1,078 $

682
Current
(1)

296

195

888

533
Long-term
(1)

100

106

190

149
Total derivatives $

396 $

301 $

1,078 $

682
(1) Derivative assets and liabilities are classified as current or long-term based upon the maturities of the underlying contracts.
Cash Flow Hedges
On May 26, 2021, the treasury lock was settled for a gain of $ 19 million that is being amortized through
interest expense over 10 years

as the underlying hedged item settles. As of December 31, 2022, the unrealized gain in AOCI was $ 16

million, net of tax (2021 – $
18

million, net of tax). For the year ended
December 31, 2022, unrealized gains of $ 2

million (2021 – $
1

million) have been reclassified from AOCI
into interest expense. The Company expects $ 2

million of unrealized gains currently in AOCI to be
reclassified into net income within the next twelve months
Regulatory Deferral
The Company has recorded the following changes in realized and unrealized gains (losses) with respect to derivatives receiving regulatory deferral:
Physical Commodity Physical Commodity
natural gas swaps and FX natural gas swaps and FX
millions of dollars purchases forwards forwards purchases forwards forwards
For the year ended December 31 2022 2021
Unrealized gain (loss) in regulatory
assets
$ -

$ (69) $

1 $ -

$ (7) $

9
Unrealized gain (loss) in regulatory
liabilities

28

343

16

88

218 (3)
Realized loss in regulatory assets -

48 -

-

-

-

Realized gain in regulatory liabilities -

(41) -

-

(3) -

Realized (gain) loss in inventory
(1)
-

(121)

1 -

(8)

5
Realized (gain) loss in regulated fuel
for generation and purchased power
(2)
(64) (146) -

-

(39)

5
Total change in derivative instruments $ (36) $

14 $

18 $

88 $

161 $

16
(1) Realized (gains) losses will be recognized in fuel for generation and purchased power when the hedged item is consumed.
(2) Realized (gains) losses on derivative instruments settled and consumed in the period and hedging relationships that have been terminated or the hedged transaction is no longer probable.
As at December 31, 2022, the Company had the following notional volumes designated for regulatory deferral that are expected to settle as outlined below:
millions 2023 2024-2026
Physical natural gas purchases:
Natural gas (Mmbtu)

6 -

Commodity swaps and forwards purchases:
Natural gas (Mmbtu)

18

12
Power (MWh)

1

1
FX swaps and forwards:
FX contracts (millions of USD) $

206 $

123
Weighted average rate

1.2832

1.3064
% of USD requirements 50% 28%
HFT Derivatives
The Company has recognized the following realized and unrealized gains (losses) with respect to HFT derivatives:
For the

Year ended December 31
millions of dollars 2022 2021
Power swaps and physical contracts in non-regulated operating revenues $

17 $

4
Natural gas swaps, forwards, futures and physical contracts in non-regulated operating revenues

47 (142)
Total gains (losses) in net income $

64 $ (138)
As at December 31, 2022, the Company had the following notional volumes of outstanding HFT derivatives that are expected to settle as outlined below:
2027 and

millions

2023 2024 2025 2026 thereafter
Natural gas purchases (Mmbtu)

319

92

42

36

131
Natural gas sales (Mmbtu)

492

205

105

6

19
Power purchases (MWh)

2 -

-

-

-

Power sales (MWh)

2 -

-

-

-
Other Derivatives
As at December 31, 2022, the Company had equity derivatives in place to manage the cash flow risk associated with forecasted future cash settlements of deferred compensation obligations and FX forwards in place to manage cash flow risk associated with forecasted USD cash inflows. The equity derivatives hedge the return on 2.8

million shares and extends until December 2023. The FX forwards have a combined notional amount of $ 448

million USD and expire throughout 2023, 2024, and 2025.
The Company has recognized the following realized and unrealized gains (losses) with respect to other derivatives:
For the Year ended December 31
millions of dollars 2022 2021
FX Equity FX Equity
Forwards Derivatives Forwards Derivatives
Unrealized gain (loss) in OM&G $ -

$ (5) $ -

$

11
Unrealized loss in other income, net (18) -

(15) -

Realized gain (loss) in OM&G -

(17) -

15
Realized gain (loss) in other income, net (6) -

18 -

Total gains (losses) in net income $ (24) $ (22) $

3 $

26
Credit Risk
The Company is exposed to credit risk with respect to amounts receivable from customers, energy marketing collateral deposits and derivative assets. Credit risk is the potential loss from a counterparty’s non-performance under an agreement. The Company manages credit risk with policies and procedures for counterparty analysis, exposure measurement, and exposure monitoring and mitigation. Credit assessments are conducted on all new customers and counterparties, and deposits or collateral are requested on any high-risk accounts.

The Company assesses the potential for credit losses on a regular basis and, where appropriate, maintains provisions. With respect to counterparties, the Company has implemented procedures to monitor the creditworthiness and credit exposure of counterparties and to consider default probability in valuing the counterparty positions. The Company monitors counterparties’ credit standing, including those that are experiencing financial problems, have significant swings in default probability rates, have credit rating changes by external rating agencies, or have changes in ownership. Net liability positions are adjusted based on the Company’s current default probability. Net asset positions are adjusted based on the counterparty’s current default probability. The Company assesses credit risk internally for counterparties that are not rated.
As at December 31, 2022, the maximum exposure the Company had to credit risk was $ 1.9 billion (2021
– $ 1.3

billion), which includes accounts receivable net of collateral/deposits and assets related to derivatives.

It is possible that volatility in commodity prices could cause the Company to have material credit risk exposures with one or more counterparties. If such counterparties fail to perform their obligations under one or more agreements, the Company could suffer a material financial loss. The Company transacts with counterparties as part of its risk management strategy for managing commodity price, FX and interest rate risk. Counterparties that exceed established credit limits can provide a cash deposit or letter of credit to the Company for the value in excess of the credit limit where contractually required. The total cash deposits/collateral on hand as at December 31, 2022 was $ 386 million (2021 – $
341

million), which
mitigates the Company’s maximum credit risk exposure. The Company uses the cash as payment for the amount receivable or returns the deposit/collateral to the customer/counterparty where it is no longer required by the Company.
The Company enters into commodity master arrangements with its counterparties to manage certain risks, including credit risk to these counterparties. The Company generally enters into International Swaps and Derivatives Association agreements, North American Energy Standards Board agreements and, or
Edison Electric Institute agreements. The Company believes entering into such agreements offers protection by creating contractual rights relating to creditworthiness, collateral, non-performance and default.
As at December 31, 2022, the Company had $ 131

million (2021 – $
114

million) in financial assets,
considered to be past due, which have been outstanding for an average 60 days. The fair value of these
financial assets is $ 114

million (2021 – $
93

million), the difference of which is included in the allowance for credit losses. These assets primarily relate to accounts receivable from electric and gas revenue.
Concentration Risk
The Company's concentrations of risk consisted of the following:
As at December 31, 2022 December 31, 2021
millions of
dollars
% of total
exposure
millions of
dollars
% of total
exposure
Receivables, net
Regulated utilities:
Residential $

455 19% $

384 24%
Commercial

192 8%

167 10%
Industrial

121 5%

54 3%
Other

122 5%

91 6%

890 37%

696 43%
Trading group:
Credit rating of A- or above

125 5%

66 4%
Credit rating of BBB- to BBB+

75 3%

107 7%
Not rated

307 13%

132 8%

507 21%

305 19%
Other accounts receivable

585 25%

329 20%

1,982 83%

1,330 82%
Derivative Instruments (current and long-term)
Credit rating of A- or above

202 9%

155 9%
Credit rating of BBB- to BBB+

8 0%

22 1%
Not rated

186 8%

124 8%

396 17%

301 18%
$

2,378 100% $

1,631 100%
Cash Collateral
The Company’s cash collateral positions consisted of the following:
As at December 31 December 31
millions of dollars 2022 2021
Cash collateral provided to others $

224 $

212
Cash collateral received from others $

112 $

100
Collateral is posted in the normal course of business based on the Company’s creditworthiness, including its senior unsecured credit rating as determined by certain major credit rating agencies. Certain derivatives contain financial assurance provisions that require collateral to be posted if a material adverse credit-related event occurs. If a material adverse event resulted in the senior unsecured debt falling below investment grade, the counterparties to such derivatives could request ongoing full collateralization.
As at December 31, 2022, the total fair value of derivatives in a liability position was $ 1,078 million
(December 31, 2021
–

$
682

million). If the credit ratings of the Company were reduced below investment grade, the full value of the net liability position could be required to be posted as collateral for these derivatives.